Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Share options	794,665	2,014,692	1,437,201
Non-vested restricted shares	1,425,502	142,018	2,561,347

Total share-based compensation	2,220,167	2,156,710	3,998,548

Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted or modified:

	2010	2011	2012
Average risk-free rate of return	2.63%	2.52%	2.00%
Weighted average expected option life	6 years	6 years	5.3 years
Estimated volatility	42.63%	49.7%	53.7%
Average dividend yield	Nil	Nil	Nil

Summary of Stock Option Activity

The following table summarizes option activity during 2012:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding as of January 1, 2012	1,353,059	11.78	8.6 years	5,363,141
Exercised	(75,694)	4.23
Forfeited	(91,598)	6.94
Replaced by restricted shares	(783,688)	14.27

Outstanding as of December 31, 2012	402,079	9.44	7.0 years	2,226,146

Vested and expected to vest as of December 31, 2012	402,079	9.44	7.0 years	2,226,146

Exercisable as of December 31, 2012	402,079	9.44	7.0 years	2,226,146

Summary of Non Vested Restricted Share Activity

A summary of non-vested restricted share activity during the year ended December 31, 2012 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		$
Non-vested as of January 1, 2012	84,375	3.95
Shares granted upon conversion of options	632,500	9.50
Granted	11,000	9.90
Vested	(241,248)	8.89
Forfeited	(18,740)	9.50

Non-vested as of December 31, 2012	467,887	8.82